Cover	Dec. 22, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 22, 2025
Current Fiscal Year End Date	--09-30
Entity File Number	001-41070
Entity Registrant Name	Graphjet Technology
Entity Central Index Key	0001879373
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Lot 3895, Lorong 6D, Kampung Baru Subang
Entity Address, Address Line Two	Seksyen U6
Entity Address, City or Town	Shah Alam
Entity Address, Country	MY
Entity Address, Postal Zip Code	40150
City Area Code	60
Local Phone Number	016 310 0895
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false